SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
Deutsche Alternative Asset Allocation Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI® Sector Opportunities Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche Equity Dividend Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund

Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche International Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Value Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche Strategic Government Securities Fund

Deutsche Strategic High Yield Tax-Free Fund
Deutsche Target 2014 Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

Deutsche Variable Series I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche International VIP

Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP

The following disclosure replaces similar disclosure in the sub-section entitled “Purchases In-Kind” of the “PURCHASE AND REDEMPTION OF SHARES” section of each fund’s Statement of Additional Information:

Purchases In-Kind. A fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under “Net Asset Value” as of the day a fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for a fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring fund; (ii) be acquired by the applicable fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. A fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

Please Retain This Supplement for Future Reference

September 10, 2014
SAISTKR-172